Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Parenthetical) (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock, shares	29,711,964	32,354,429
Xunlei Limited [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock, shares	29,711,964	32,354,429